Property, Plant and Equipment (Details) (Cheniere Energy Partners, LP [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 8,463,022,000		$ 6,383,939,000	$ 3,219,592,000	[1]
Depreciation	43,821,000	43,150,000	57,486,000	57,498,000	[1]	57,883,000	[1]
Interest costs capitalized and deferred	292,800,000	158,300,000
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(334,447,000)		(291,265,000)	(234,349,000)
Property, plant and equipment, net	8,459,461,000		6,382,837,000	3,218,684,000
Depreciation			57,300,000	57,300,000		57,800,000
LNG terminal costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
LNG terminal costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			50 years
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,239,653,000		2,225,412,000	2,224,230,000
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,554,112,000		4,448,541,000	1,228,647,000
LNG site and related costs, net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	143,000		149,000	156,000
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(3,553,000)		(2,870,000)	(2,397,000)
Property, plant and equipment, net	3,561,000		1,102,000	908,000
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,078,000		612,000	368,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,507,000		907,000	704,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,508,000		1,490,000	1,473,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,375,000		373,000
Other Capitalized Property Plant And Equipment Including Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			963,000	760,000
Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,646,000		590,000
The Sabine Pass Liquefaction Project [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized and deferred			$ 188,700,000	$ 35,100,000
LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			50 years
Natural gas pipeline facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			40 years
Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			35 years
Regasification processing equipment (recondensers, vaporization, and vents) [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			30 years
Sendout pumps [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Other LNG Terminal Components [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Other LNG Terminal Components [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			30 years

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.